Income taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 15 – Income taxes

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Singapore

The Company’s subsidiaries incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.

Malaysia

The Company’s subsidiary incorporated in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based upon existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that have been incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The loss before income taxes were comprised of the following:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Singapore	$54,675	$(667,572)
Malaysia	(75,633)	-
Foreign	(1,185,012)	(16,081,681)
Total loss before income taxes	$(1,205,970)	$(16,749,253)

The provision (benefit) for income taxes consisted of the following:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Current	$13,727	$-
Deferred	(18,001)	(979)
Provision (benefit) for the income taxes consist of the following:	$(4,274)	$(979)

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Deferred Tax Assets
Valuation allowance for credit losses	$442	$411
Net operating loss carry forwards	600,808	675,460
Lease liabilities	41,530	32,849
Less: valuation allowance*	(602,092)	(676,318)
Total deferred tax assets, net	$40,688	$32,402

Deferred Tax Liabilities
Right of use assets	$(40,688)	$(32,402)
Amortization of intangible assets	(58,699)	(76,700)
Total deferred tax liabilities	(99,387)	(109,102)
Deferred tax liabilities, net	$(58,699)	$(76,700)

*	The valuation allowance on all deferred tax assets increased by $74,226 from December 31, 2024 to June 30, 2025.

As of June 30, 2025 and December 31, 2024, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $3.5 million and $10.6 million, respectively, from the Company’s Singapore and Malaysia subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely, while the net operating losses from the Malaysia subsidiary can be carried forward of ten years. Due to the limited operating history of certain Singapore and Malaysia subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.6 million and $0.7 million related to Singapore and Malaysia subsidiaries as of June 30, 2025 and December 31, 2024, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the six months ended June 30, 2025 and 2024.

Taxes payable consist of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)
GST taxes payable	$159,073	$260,243
Income taxes payable	-	2,801
Totals	$159,073	$263,044